Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, no par value
Preferred stock, shares authorized	50,000,000	50,000,000
Common stock, no par value
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	17,585,261	1,738,837
Common stock, shares outstanding	17,585,261	1,738,837
Series E Junior Participating Preferred Stock [Member]
Preferred stock, no par value
Preferred stock, shares authorized	100,000
Preferred stock, stated value	$ 0.001
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Series A Convertible Preferred Stock [Member]
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, stated value	$ 0.0725	$ 0.0725
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series C Convertible Preferred Stock [Member]
Preferred stock, no par value
Preferred stock, shares authorized	1,990,000	1,990,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series D Convertible Preferred Stock [Member]
Preferred stock, no par value
Preferred stock, shares authorized	211,353	211,353
Preferred stock, stated value	$ 0.01	$ 0.01
Preferred stock, shares issued	72,992	0
Preferred stock, shares outstanding	72,992	0
Series E Junior Participating Preferred Stock [Member]
Preferred stock, no par value
Preferred stock, shares authorized		100,000
Preferred stock, stated value		$ 0.001
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0